Note 17 - Related Party Transactions (Detail) - Loans to Executive Officers and Directors (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 5,794,896	$ 5,982,120	$ 6,829,498
Balance, end of year	6,095,008	5,794,896	5,982,120
New Loans	464,400	650,095
Repayments	$ (164,288)	$ (837,319)	$ (847,378)